Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 2,132.5	$ 62.3	$ 78.3
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Revaluation of Fidelis MGU	(1,707.1)	0.0	0.0
Share compensation expense	27.6	10.8	9.8
Depreciation	0.3	3.9	4.5
Net unrealized (gain)/loss on investments	(3.6)	17.8	(12.1)
Net realized (gain)/loss on investments	(5.0)	8.5	24.1
Deferred tax benefit	(86.5)	(10.4)	(26.4)
Net changes in assets and liabilities:
Accrued investment income	(16.3)	1.2	(3.0)
Premiums and other receivables	(321.3)	(342.0)	(479.1)
Amounts due from Fidelis MGU	(176.2)	0.0	0.0
Deferred reinsurance premiums	(237.7)	(147.0)	(261.3)
Reinsurance balances recoverable on paid losses	(22.5)	89.5	(156.4)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(125.5)	(195.5)	(421.9)
Deferred policy acquisition costs	(270.6)	(112.5)	(126.8)
Other assets	34.6	(3.0)	(6.6)
Reserves for losses and loss adjustment expenses	383.9	695.3	592.3
Unearned premiums	530.9	504.9	708.2
Reinsurance balances payable	7.1	134.3	453.7
Amounts due to Fidelis MGU	334.0	0.0	0.0
Other liabilities	16.6	23.3	(31.5)
Net cash provided by operating activities	495.2	741.4	345.8
Investing activities
Purchase of available-for-sale securities	(2,241.6)	(1,595.8)	(2,122.2)
Proceeds from sales and maturities of available-for-sale securities	1,337.9	1,678.8	1,111.6
Purchase of other investments	0.0	(100.0)	(125.2)
Proceeds from sale of other investments	75.2	223.9	1.3
Proceeds from the sale of investments, trading	0.0	27.8	56.1
Purchase of fixed assets	(6.4)	(18.8)	(7.1)
Net cash provided by/(used in) investing activities	(834.9)	215.9	(1,085.5)
Financing activities
Proceeds from issuance of common stock, net of issuance costs	89.4	0.0	318.2
Non-controlling interest share transactions	(6.1)	(15.7)	(6.3)
Repurchase of common shares	0.0	0.0	(320.9)
Net cash used in disposal of subsidiary	(105.5)	0.0	(7.1)
Cumulative dividends on warrants	(34.1)	0.0	0.0
Tax paid on withholding shares	(50.6)	0.0	0.0
Dividends on common shares	0.0	(0.5)	(2.1)
Net cash used in financing activities	(106.9)	(16.2)	(18.2)
Effect of exchange rate changes on foreign currency cash	2.8	(9.2)	(4.6)
Net increase/(decrease) in cash, restricted cash, and cash equivalents	(443.8)	931.9	(762.5)
Cash, restricted cash, and cash equivalents, beginning of year	1,407.9	476.0	1,238.5
Cash, restricted cash, and cash equivalents, end of year	964.1	1,407.9	476.0
Supplemental disclosure of cash flow information:
Net cash paid during the year for income taxes	14.7	11.9	24.1
Cash paid during the year for interest	$ 29.7	$ 29.6	$ 29.3